Investments in Joint Ventures - Summary of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [Line Items]
Net income / (loss)	€ 711	€ 2,469	€ 438
Other comprehensive income	(1,104)	(2,038)	(1,301)
Total comprehensive income / (loss)	(393)	431	€ (863)
Amvest [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	432	357
Total comprehensive income / (loss)	432	357
Amvest [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	144	126
Total comprehensive income / (loss)	144	126
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	144	86
Other comprehensive income	12	(32)
Total comprehensive income / (loss)	156	54
Other Joint ventures [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Net income / (loss)	66	35
Other comprehensive income	5	(14)
Total comprehensive income / (loss)	€ 71	€ 20